Related Party Transactions (Tables)	3 Months Ended
Sep. 30, 2022
Related Party Transactions.
Schedule of compensation to key management	Compensation to key management is comprised of the following:

	September 30,	September 30,
	2022	2021
Management fees	$513,886	$369,522
Share-based payments	-	940,268
	$513,886	$1,309,790